Expected credit loss measurement - ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions (Narrative) (Detail)	6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.39%	0.38%	0.37%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Allowance for expected credit loss | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.49%	0.49%	0.48%
Allowance for expected credit loss | Real estate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.07%	0.08%
Allowance for expected credit loss | Corporate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	3.88%	3.95%	3.70%
Allowance for expected credit loss | Stage 1 and 2 positions | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Allowance for expected credit loss | Stage 1 and 2 positions | Real estate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.04%	0.05%
Allowance for expected credit loss | Stage 1 and 2 positions | Corporate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.74%	0.72%	0.67%
Increase decrease in ECL coverage	0.02%